Cash, Cash Equivalents and Marketable Securities - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Security item	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) Security item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Investments, Debt and Equity Securities [Abstract]
Realized gains (losses)	$ 0	$ 0	$ 0	$ 0	$ 0
Number of investments adjusted for other-than-temporary declines in fair value | item	0	0	0	0	0
Number of securities held unrealized position | Security	10		11
Unrealized loss position for less than twelve months	$ 27,400,000		$ 30,100,000
Unrealized loss position for more than twelve months	0		0
Marketable securities with an other-than temporary impairment	$ 0		$ 0